Employee Benefit Plans - Summary of Amounts Recognized in Accumulated Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - Material Defined Benefit Plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	$ 1,242	$ 1,251
Net actuarial (gains) losses recognized in the year	(79)	(9)
Total accumulated comprehensive loss (income) as of December 31,	1,163	1,242
Funded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	1,315	1,317
Net actuarial (gains) losses recognized in the year	(79)	(2)
Total accumulated comprehensive loss (income) as of December 31,	1,236	1,315
Unfunded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	48	56
Net actuarial (gains) losses recognized in the year	3	(8)
Total accumulated comprehensive loss (income) as of December 31,	51	48
Other Post Employment Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	(121)	(122)
Net actuarial (gains) losses recognized in the year	(3)	1
Total accumulated comprehensive loss (income) as of December 31,	$ (124)	$ (121)